Redeemable Convertible Preferred Shares and Detachable Forward Sale Contract Liability (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable Convertible Preferred Shares and Detachable Forward Sale Contract Liability [Abstract]
Schedule of Movement of the Preferred Shares

The movement of the Preferred Shares is set out as below

	Series A Convertible Preferred Shares
	Shares	Amount
		RMB
Balance as of December 31, 2024	—	—
Issuance of the Preferred Shares	2,750	1,241
Accrual of redeemable convertible preferred shares dividends	—	25
Foreign exchange impact	—	(4)
Balance as of December 31, 2025	2,750	1,262